Investments (Tables)	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Schedule of investments accounted for under equity method
Equity method investments:

	As of December 31,
	2020	2021
	RMB	RMB
Wuhan Shayu Network Technology Co., Ltd. (“Shayu”) (1)	184,555,328	168,416,427
Others	27,911,733	18,283,241

	212,467,061	186,699,668

(1)
In 2016, the Group invested RMB10 million for 8.5% equity interest in Shayu, a live streaming platform in the PRC, and accounted for this investment as an equity security without a readily determinable fair value. In May 2020, the Group completed the following transactions with respect to its investment in Shayu:

•
The Group acquired 19.125% equity interest in Shayu from Mr. Chen Shaojie, the Group’s CEO and shareholder for a cash consideration of RMB24,850,000. The purchase price paid by the Group was below fair value of the acquired equity interest, which is determined to be RMB43,617,750 by the Group with the assistance of an independent appraiser. The excess amount of RMB18,767,750 between the fair value of the equity interest acquired in Shayu over the consideration paid is accounted as contribution from shareholder in the consolidated statement of changes in shareholders’ equity.

•
The Company injected cash of RMB80,000,000 and its holding of 100% equity interest in Chengdu Shuangsi Culture Broadcasting Co., Ltd (“Shuangsi”) with a fair value determined to be RMB54,391,900 into Shayu, in exchange for 8.309% of newly issued equity interest in Shayu.

Upon the completion of these transactions, the Group aggregately owned 35.084% equity interest of Shayu and accounts for its investment in Shayu under the equity method.
Equity securities without readily determinable fair values:

Schedule of investments accounted for under equity securities without readily determinable fair values

	As of December 31,
	2020	2021
	RMB	RMB
Content producers	196,465,009	246,170,165
Technology and software companies	49,102,000	48,554,967
Others	42,624,500	10,000,000

	288,191,509	304,725,132